Related Party Transactions (Details)																															3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 03, 2022	Jun. 30, 2022 USD ($)	Jun. 13, 2022 USD ($) $ / shares shares	Jun. 09, 2022 USD ($) $ / shares shares	May 26, 2022 USD ($) $ / shares shares	May 23, 2022 USD ($) $ / shares shares	May 18, 2022 USD ($) $ / shares shares	Apr. 27, 2022 USD ($) $ / shares shares	Mar. 22, 2022 USD ($) $ / shares shares	Mar. 18, 2022 USD ($) shares	Feb. 14, 2022 USD ($) $ / shares shares	Jan. 12, 2022 shares	Dec. 30, 2021 USD ($)	Aug. 26, 2021 USD ($) $ / shares shares	Jul. 21, 2021 $ / shares shares	Jun. 23, 2021 $ / shares shares	Apr. 19, 2021 $ / shares shares	Mar. 25, 2021 $ / shares shares	Mar. 17, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 28, 2020 USD ($) $ / shares shares	Dec. 14, 2020 $ / shares	Aug. 27, 2020 shares	Aug. 01, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 01, 2020 USD ($) $ / shares shares	May 27, 2020 shares	Mar. 02, 2020 USD ($) $ / shares shares	Feb. 27, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2020 USD ($) $ / shares shares		Apr. 08, 2022 USD ($)	Mar. 31, 2022 $ / shares	Nov. 10, 2021 $ / shares	Oct. 18, 2021 $ / shares	May 26, 2021 $ / shares	Mar. 23, 2021 $ / shares	Feb. 01, 2021 $ / shares	Apr. 25, 2020 USD ($)
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount													$ 5,000,000																																	$ 460,000
Proceeds from Related Party Debt																																	$ 1,511,250	$ 0
Debt Instrument, Unamortized Discount																				$ 756,795															$ 150,000		$ 756,795
Amortization of Debt Discount (Premium)																																	$ 1,017,861	756,795	$ 756,795		$ 1,128,885
Debt Instrument, Maturity Date, Description											maturity date that is the earlier of (i) six (6) months from the date of execution, or (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE
Class of Warrant or Rights, Granted (in Shares) | shares			200,000	364,176	84,412													6,300,000															3,470,673		29,820,000		6,582,382
Warrants and Rights Outstanding, Term																		5 years																								5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 0.25	$ 0.5	$ 0.5													$ 0.75																							$ 0.75	$ 0.75
Stock Issued During Period, Shares, Other (in Shares) | shares				364,176	84,412											637,953	1,962																1,720,000				2,151,204
Contract, Price Per Share (in Dollars per share) | $ / shares				$ 0.25	$ 0.25
Share Price (in Dollars per share) | $ / shares				$ 0.1485	$ 0.1517																																			$ 0.25
Stock Issued During Period, Value, Other																															$ 885,352
Debt Instrument, Unamortized Discount (Premium), Net																				$ 1,234,792															$ 0		$ 1,234,792
Adjustments to Additional Paid in Capital, Warrant Issued			$ 23,316																												63,005		$ 63,005		$ 261,568
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in Shares) | shares																																	200,000		14,295,000		14,886,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																					$ 0.03							$ 0.05					$ 0.25		$ 0.26	[1]	$ 0.03	[1]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares														312,800			1,962		300,000				386,985				2,901,440
Shares Issued, Price Per Share (in Dollars per share) | $ / shares														$ 0.25		$ 20	$ 0.01		$ 0.31	$ 0.0305										$ 0.034							$ 0.0305			$ 0.25			$ 0.25	$ 0.26	$ 0.25
Stock Issued During Period, Value, Issued for Services														$ 78,200																	103,125		$ 103,125	222,480	$ 222,480		$ 7,680
Debt Instrument, Maturity Date		Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares																												4,500,000
Share-Based Payment Arrangement, Expense																					$ 49,290							$ 176,229									24,645
(in Dollars per share) | $ / shares																						$ 0.03
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares														312,800
Share-Based Payment Arrangement, Noncash Expense																																	305,296	559,579	1,039,843		568,363
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited (in Shares) | shares												400,000
Dividends, Preferred Stock																															80,392	$ 54,115	160,084	74,614	185,202		75,535
Diamond Note [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount											$ 175,000
Debt Instrument, Interest Rate, Stated Percentage											10.00%
Debt, Default Interest Rate											18.00%
Adjustments to Additional Paid in Capital, Warrant Issued											$ 2,914																						2,914
Diamond Note 2 [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount										$ 235,294
Debt Instrument, Interest Rate, Stated Percentage										10.00%
Debt, Default Interest Rate										18.00%
Class of Warrant or Rights, Granted (in Shares) | shares										200,000
Warrants and Rights Outstanding, Term										5 years
Adjustments to Additional Paid in Capital, Warrant Issued										$ 2,213																							2,213
Diamond Note 3 [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount								$ 235,294
Debt Instrument, Interest Rate, Stated Percentage								10.00%
Debt Instrument, Unamortized Discount		$ 48,962						$ 83,823																							48,962		48,962
Debt, Default Interest Rate								18.00%
Amortization of Debt Discount (Premium)																																	34,861
Class of Warrant or Rights, Granted (in Shares) | shares								96,471
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares								$ 0.5
Stock Issued During Period, Shares, Other (in Shares) | shares								96,471
Contract, Price Per Share (in Dollars per share) | $ / shares								$ 0.25
Contract Shares, Value								$ 24,118
Share Price (in Dollars per share) | $ / shares								$ 0.16
Stock Issued During Period, Value, Other								$ 16,200
Debt Instrument, Unamortized Discount (Premium), Net								23,529
Adjustments to Additional Paid in Capital, Warrant Issued								8,800
Diamond Note 4 [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount							$ 47,059
Debt Instrument, Interest Rate, Stated Percentage							10.00%
Debt Instrument, Unamortized Discount		12,493					$ 7,059																								12,493		12,493
Debt, Default Interest Rate							18.00%
Amortization of Debt Discount (Premium)																																	5,392
Debt Instrument, Maturity Date, Description	maturity date was amended to (i) October 10, 2022 and on October 7, 2022 this date was extended to November 30, 2022 or (ii) five days after the date on which we successfully list our shares of common stock on any of the NYSE American, the Nasdaq Global Select Market, the Nasdaq Global Market, or the Nasdaq Capital Market						maturity date that was the earlier of (i) four business days after the date on which we successfully lists its shares of common stock on Nasdaq or NYSE, or (ii) two business days after the date of receipt of the Company of the next round of debt or equity financing in a net amount of at least $600,000
Class of Warrant or Rights, Granted (in Shares) | shares							19,294
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares							$ 0.5
Stock Issued During Period, Shares, Other (in Shares) | shares							19,294
Contract, Price Per Share (in Dollars per share) | $ / shares							$ 0.25
Share Price (in Dollars per share) | $ / shares							$ 0.1517
Stock Issued During Period, Value, Other							$ 3,160
Debt Instrument, Unamortized Discount (Premium), Net							4,706
Adjustments to Additional Paid in Capital, Warrant Issued							2,960
Finnegan Note 1 [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount						$ 47,059
Debt Instrument, Interest Rate, Stated Percentage						10.00%
Debt Instrument, Unamortized Discount		13,162				$ 17,005																									13,162		13,162
Debt, Default Interest Rate						18.00%
Amortization of Debt Discount (Premium)																																	3,843
Debt Instrument, Maturity Date, Description						maturity date that is the earlier of (i) four business days after the date on which we successfully lists its shares of common stock on Nasdaq or NYSE, or (ii) two business days after the date of receipt of the Company of the next round of debt or equity financing in a net amount of at least $600,000
Class of Warrant or Rights, Granted (in Shares) | shares						19,295
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares						$ 0.5
Stock Issued During Period, Shares, Other (in Shares) | shares						19,295
Contract, Price Per Share (in Dollars per share) | $ / shares						$ 0.25
Share Price (in Dollars per share) | $ / shares						$ 0.1794
Stock Issued During Period, Value, Other						$ 3,240
Debt Instrument, Unamortized Discount (Premium), Net						4,706
Adjustments to Additional Paid in Capital, Warrant Issued						2,000
May 26 Notes [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount					$ 205,883
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Debt Instrument, Unamortized Discount		24,252			$ 74,396																										24,252		24,252
Debt, Default Interest Rate					18.00%
Amortization of Debt Discount (Premium)																																	6,631
Debt Instrument, Maturity Date, Description					maturity date that is the earlier of (i) November 30, 2022, or (ii) the date on which we successfully lists our shares of common stock on Nasdaq or NYSE
Class of Warrant or Rights, Granted (in Shares) | shares					84,412
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					$ 0.5
Stock Issued During Period, Shares, Other (in Shares) | shares					84,412
Stock Issued During Period, Value, Other					$ 14,175
Debt Instrument, Unamortized Discount (Premium), Net					20,588
Adjustments to Additional Paid in Capital, Warrant Issued					8,750
June 9 Notes [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount				$ 888,235
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Debt Instrument, Unamortized Discount		322,857		$ 368,464																											322,857		322,857
Amortization of Debt Discount (Premium)																																	45,607
Class of Warrant or Rights, Granted (in Shares) | shares				364,176
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares				$ 0.5
Stock Issued During Period, Shares, Other (in Shares) | shares				364,176
Stock Issued During Period, Value, Other				$ 66,440
Debt Instrument, Unamortized Discount (Premium), Net				58,824
Adjustments to Additional Paid in Capital, Warrant Issued				32,465
Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends Payable																				$ 0															61,818		0
Dividends, Preferred Stock																																		31,536	0		65,568
Common Stock Dividends, Shares (in Shares) | shares																				2,151,204
Dividends, Preferred Stock, Stock																				$ 65,568
Original Issue Discount [Member] | Diamond Note 3 [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Unamortized Discount								35,294
Original Issue Discount [Member] | Finnegan Note 1 [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Unamortized Discount						7,059
Original Issue Discount [Member] | May 26 Notes [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Unamortized Discount					30,883
Original Issue Discount [Member] | June 9 Notes [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Unamortized Discount				133,235
Share-Based Payment Arrangement, Option [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in Shares) | shares															3,000,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares															$ 0.25
Share-Based Payment Arrangement, Noncash Expense																															135,295		302,310	$ 201,000
Restricted Stock [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Noncash Expense																																					67,623
June 9 Lenders [Member] | June 9 Notes [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount				$ 300,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Debt Instrument, Maturity Date, Description				maturity date that is the earlier of (i) October 10, 2022, and on October 10, 2022 this date was extended to November 30, 2022 or (ii) the date on which we successfully list our shares of common stock on Nasdaq or NYSE
Class of Warrant or Rights, Granted (in Shares) | shares				123,000
Stock Issued During Period, Shares, Other (in Shares) | shares				123,000
Adjustments to Additional Paid in Capital, Warrant Issued				$ 21,500
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares																												1,500,000
Chief Executive Officer [Member] | Share-Based Payment Arrangement, Option [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in Shares) | shares															1,500,000
Chief Financial Officer [Member] | Share-Based Payment Arrangement, Option [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in Shares) | shares															750,000
Chief Legal Officer [Member] | Share-Based Payment Arrangement, Option [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in Shares) | shares															750,000
Officer [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage														10.00%
Officer [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends Payable																																			7,890
Majority Shareholder [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends Payable																																			30,827
Investor [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends Payable																																			$ 23,101
Issued to Each Related Party [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Expense																					$ 24,645																49,290
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period																												10 years
(in Dollars per share) | $ / shares																						0.03
President [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares																												1,500,000
Share-Based Payment Arrangement, Noncash Expense																																					11,909
Director [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																						0.03		$ 0.05
Share-Based Payment Arrangement, Expense																								$ 56,037													56,067
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares																								1,000,000
Director [Member] | June 1, 2020 [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																										$ 0.03
Share-Based Payment Arrangement, Expense																										$ 28,460
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period																										10 years
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares																										1,000,000
Board Member [Member] | Restricted Stock [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Noncash Expense																																					32,614
Related Party [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares) | shares																														26,227
Common Stock Dividends, Shares (in Shares) | shares																				1,025,514
Dividends, Preferred Stock, Stock																				$ 31,528
Affiliated Entity [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount						$ 47,059							$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage						10.00%							10.00%
Proceeds from Related Party Debt						$ 40,000							$ 850,000
Debt Instrument, Unamortized Discount		33,493				$ 17,005							$ 150,000																		33,493		33,493
Debt, Default Interest Rate						18.00%							18.00%
Notes Payable, Related Parties		1,000,000																													1,000,000		1,000,000
Amortization of Debt Discount (Premium)																																	116,507
Debt Instrument, Maturity Date, Description						maturity date that is the earlier of (i) four business days after the date on which we successfully lists its shares of common stock on Nasdaq or NYSE, or (ii) two business days after the date of receipt of the Company of the next round of debt or equity financing in a net amount of at least $600,000
Class of Warrant or Rights, Granted (in Shares) | shares						19,295
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares				$ 0.5
Stock Issued During Period, Shares, Other (in Shares) | shares						19,295
Contract Shares, Value						$ 3,240
Stock Issued During Period, Value, Other				$ 44,000
Debt Instrument, Unamortized Discount (Premium), Net						4,706
Adjustments to Additional Paid in Capital, Warrant Issued						2,000
Affiliated Entity [Member] | Finnegan Note 1 [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Unamortized Discount		13,162																													13,162		13,162
Notes Payable, Related Parties		47,059																													47,059		47,059
Amortization of Debt Discount (Premium)																																	3,843
Affiliated Entity [Member] | Original Issue Discount [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Unamortized Discount						$ 7,059
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount								$ 235,294		$ 235,294	$ 175,000
Debt Instrument, Interest Rate, Stated Percentage								10.00%		10.00%	10.00%
Proceeds from Related Party Debt								$ 200,000		$ 200,000	$ 148,750
Debt, Default Interest Rate								18.00%		18.00%	18.00%
Debt Instrument, Maturity Date, Description								maturity date that is the earlier of (i) April 4, 2022 (on July 12, 2022 this date was extended to October 10, 2022 and on October 7, 2022 this date was extended to November 30, 2022) (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE, or (iii) the date of receipt of the Company of the next round of debt or equity financing in an amount of at least $1,000,000		maturity date that is the earlier of (i) April 4, 2022, (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE, or (iii) the date of receipt of the Company of the next round of debt or equity financing in an amount of at least $1,000,000	maturity date that is the earlier of (i) six (6) months from the date of execution, or (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE
Class of Warrant or Rights, Granted (in Shares) | shares								92,942		200,000
Warrants and Rights Outstanding, Term										5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares								$ 0.5
Warrants and Rights Outstanding										$ 2,213
Stock Issued During Period, Shares, Other (in Shares) | shares								96,471	168,221
Contract, Price Per Share (in Dollars per share) | $ / shares								$ 0.25	$ 0.25
Contract Shares, Value								$ 24,118	$ 42,055
Share Price (in Dollars per share) | $ / shares								$ 0.16	$ 0.127
Stock Issued During Period, Value, Other								$ 15,434	$ 21,364
Chief Executive Officer [Member] | Diamond Note [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Unamortized Discount		5,373																													5,373		5,373
Notes Payable, Related Parties		175,000																													175,000		175,000
Amortization of Debt Discount (Premium)																																	20,877
Chief Executive Officer [Member] | Diamond Note 2 [Member]
Related Party Transactions (Details) [Line Items]
Notes Payable, Related Parties		23,529																													23,529		23,529						$ 23,529
Chief Executive Officer [Member] | Diamond Note 3 [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Unamortized Discount		21,436																													21,436		21,436
Notes Payable, Related Parties		235,294																													235,294		235,294
Amortization of Debt Discount (Premium)																																	13,858
Chief Executive Officer [Member] | Diamond Note 4 [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount							$ 47,059
Debt Instrument, Interest Rate, Stated Percentage							10.00%
Proceeds from Related Party Debt							$ 40,000
Debt Instrument, Unamortized Discount		5,197																													5,197		5,197
Debt, Default Interest Rate							18.00%
Notes Payable, Related Parties		47,059																													47,059		47,059
Amortization of Debt Discount (Premium)																																	1,862
Debt Instrument, Maturity Date, Description	maturity date was amended to (i) October 10, 2022, and on October 7, 2022 this date was extended to November 30, 2022 or (ii) five days after the date on which we successfully list our shares of common stock on any of the NYSE American, the Nasdaq Global Select Market, the Nasdaq Global Market, or the Nasdaq Capital Market						maturity date that was the earlier of (i) four business days after the date on which we successfully lists its shares of common stock on Nasdaq or NYSE, or (ii) two business days after the date of receipt of the Company of the next round of debt or equity financing in a net amount of at least $600,000
Class of Warrant or Rights, Granted (in Shares) | shares							19,294
Stock Issued During Period, Shares, Other (in Shares) | shares							19,294
Chief Executive Officer [Member] | Warrants at $0.50 [Member]
Related Party Transactions (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares) | shares											367,500
Warrants and Rights Outstanding, Term											5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares											$ 50
Chief Executive Officer [Member] | Warrants at $0.75 [Member]
Related Party Transactions (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares) | shares											367,500
Warrants and Rights Outstanding, Term											5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares											$ 75
Warrants and Rights Outstanding											$ 2,914
Chief Executive Officer [Member] | Issued to Each Related Party [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Expense																												$ 58,743
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares																					1,000,000
May 26 Lenders [Member] | May 26 Notes [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount					$ 205,883
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Proceeds from Related Party Debt					$ 175,000
Debt Instrument, Unamortized Discount					$ 24,252
Debt, Default Interest Rate					18.00%
Notes Payable, Related Parties		205,883																													205,883		205,883
Amortization of Debt Discount (Premium)					$ 6,631
Debt Instrument, Maturity Date, Description					maturity date that is the earlier of (i) November 30, 2022, or (ii) the date on which we successfully lists our shares of common stock on Nasdaq or NYSE
Class of Warrant or Rights, Granted (in Shares) | shares					84,412
Warrants and Rights Outstanding, Term					5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					$ 0.5
Stock Issued During Period, Shares, Other (in Shares) | shares					84,412
June 9 Lenders [Member] | June 9 Notes [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Unamortized Discount		39,202																													39,202		39,202
Notes Payable, Related Parties		$ 300,000																													$ 300,000		300,000
Amortization of Debt Discount (Premium)																																	$ 5,798
Board of Directors Chairman [Member]
Related Party Transactions (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares) | shares			200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 0.25
Adjustments to Additional Paid in Capital, Warrant Issued			$ 23,316
Director [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																						$ 0.03							$ 0.05
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares																													2,000,000
Number of Directors																													2
Share-Based Payment Arrangement, Expense																					$ 9,860								$ 78,324								9,860
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period																													3 years
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares																					400,000
Director [Member] | Issued to Each Related Party [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares																													1,000,000
Share-Based Payment Arrangement, Expense																					$ 2,465								$ 39,162								2,465
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares																					100,000
Each Consultant [Member] | Issued to Each Related Party [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares																												1,500,000
Share-Based Payment Arrangement, Expense																												$ 58,743
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares																					2,000,000
President [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Expense																									$ (1,632)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in Shares) | shares																									1,500,000
President [Member] | Issued to Each Related Party [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Expense																												$ 58,743
Investor [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends Payable																				$ 26,310																	26,310
Common Stock Dividends, Shares (in Shares) | shares																				863,212
Dividends, Preferred Stock, Stock																				$ 26,310
Investor [Member] | Director [Member] | Accounts Payable [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																					$ 0.03
Management [Member] | Restricted Stock [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Noncash Expense																																					15,856
Board Member [Member]
Related Party Transactions (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares																									1,000,000
Board Member [Member] | Issued to Each Related Party [Member] | Restricted Stock [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Noncash Expense																																					7,135
Former President [Member]
Related Party Transactions (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares																									250,000
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited (in Shares) | shares																									750,000
Officers and Directors [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends Payable																				8,000																	8,000
Majority Shareholder [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends Payable																				$ 31,258																	$ 31,258
Officer [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Common Stock Dividends, Shares (in Shares) | shares																				262,478
Dividends, Preferred Stock, Stock																				$ 8,000

[1]	On December 14, 2020, the Company reset the exercise price of all the options then outstanding options to $0.03 per share. This included 150,000 options previously priced at $0.04 per share; 7,450,000 options previously priced at $0.05 per share; 1,000,000 options previously priced at $0.06 per share; and 67,879 options previously prices at $21.40 per share. The Company valued these options as of December 14, 2020, at the original exercise price and at the new price of $0.03 per share and charged the increase in value in the amount of $4,113 to operations during the year ended December 31, 2020. The exercise prices of all options are shown at the restated price of $0.03 per share.